Pioneer Variable Contracts Trust
Pioneer Fund

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2022

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 97.9% of Net Assets
	Air Freight & Logistics — 3.8%
4,586	FedEx Corp.	$ 1,061,155
22,181	United Parcel Service, Inc., Class B	4,756,937
	Total Air Freight & Logistics	$5,818,092
	Banks — 6.4%
85,071	Citizens Financial Group, Inc.	$ 3,856,269
66,056	Truist Financial Corp.	3,745,375
41,826	Wells Fargo & Co.	2,026,888
	Total Banks	$9,628,532
	Beverages — 1.5%
36,844	Coca-Cola Co.	$ 2,284,328
	Total Beverages	$2,284,328
	Biotechnology — 1.7%
3,772(a)	Regeneron Pharmaceuticals, Inc.	$ 2,634,440
	Total Biotechnology	$2,634,440
	Building Products — 0.8%
25,592	Carrier Global Corp.	$ 1,173,905
	Total Building Products	$1,173,905
	Capital Markets — 1.7%
11,071	CME Group, Inc.	$ 2,633,348
	Total Capital Markets	$2,633,348
	Chemicals — 3.0%
34,648	International Flavors & Fragrances, Inc.	$ 4,550,322
	Total Chemicals	$4,550,322
	Construction Materials — 2.2%
8,829	Martin Marietta Materials, Inc.	$ 3,398,194
	Total Construction Materials	$3,398,194
	Energy Equipment & Services — 3.2%
118,317	Schlumberger, Ltd.	$ 4,887,675
	Total Energy Equipment & Services	$4,887,675
	Entertainment — 5.8%
29,568	Electronic Arts, Inc.	$ 3,740,648
35,197(a)	Live Nation Entertainment, Inc.	4,140,575
7,010(a)	Walt Disney Co.	961,491
	Total Entertainment	$8,842,714
	Food & Staples Retailing — 1.4%
3,597	Costco Wholesale Corp.	$ 2,071,332
	Total Food & Staples Retailing	$2,071,332
	Health Care Equipment & Supplies — 0.6%
7,689	Medtronic Plc	$ 853,095
	Total Health Care Equipment & Supplies	$853,095
	Health Care Providers & Services — 1.5%
4,347	UnitedHealth Group, Inc.	$ 2,216,840
	Total Health Care Providers & Services	$2,216,840

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Hotels, Restaurants & Leisure — 4.2%
1,316(a)	Booking Holdings, Inc.	$ 3,090,560
28,832(a)	Planet Fitness, Inc., Class A	2,435,728
11,409(a)	Shake Shack, Inc., Class A	774,671
	Total Hotels, Restaurants & Leisure	$6,300,959
	Interactive Media & Services — 7.9%
4,310(a)	Alphabet, Inc., Class A	$ 11,987,618
	Total Interactive Media & Services	$11,987,618
	Internet & Direct Marketing Retail — 3.2%
1,501(a)	Amazon.com, Inc.	$ 4,893,185
	Total Internet & Direct Marketing Retail	$4,893,185
	IT Services — 7.5%
21,496(a)	Akamai Technologies, Inc.	$ 2,566,407
3,844	Mastercard, Inc., Class A	1,373,769
11,489(a)	PayPal Holdings, Inc.	1,328,703
27,283	Visa, Inc., Class A	6,050,551
	Total IT Services	$11,319,430
	Life Sciences Tools & Services — 4.0%
8,198	Agilent Technologies, Inc.	$ 1,084,841
7,614	Danaher Corp.	2,233,415
4,602	Thermo Fisher Scientific, Inc.	2,718,171
	Total Life Sciences Tools & Services	$6,036,427
	Machinery — 1.3%
8,630	Caterpillar, Inc.	$ 1,922,937
	Total Machinery	$1,922,937
	Oil, Gas & Consumable Fuels — 1.8%
22,574	EOG Resources, Inc.	$ 2,691,498
	Total Oil, Gas & Consumable Fuels	$2,691,498
	Personal Products — 0.8%
4,690	Estee Lauder Cos., Inc., Class A	$ 1,277,181
	Total Personal Products	$1,277,181
	Pharmaceuticals — 4.4%
168,768(a)	Elanco Animal Health, Inc.	$ 4,403,157
8,074	Eli Lilly & Co.	2,312,151
	Total Pharmaceuticals	$6,715,308
	Road & Rail — 3.5%
19,500	Union Pacific Corp.	$ 5,327,595
	Total Road & Rail	$5,327,595
	Semiconductors & Semiconductor Equipment — 10.6%
40,956	Analog Devices, Inc.	$ 6,765,112
5,133	KLA Corp.	1,878,986
6,656	Lam Research Corp.	3,578,332
14,248	NVIDIA Corp.	3,887,709
	Total Semiconductors & Semiconductor Equipment	$16,110,139
	Software — 7.4%
4,079(a)	Adobe, Inc.	$ 1,858,474

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Shares		Value
	Software — (continued)
28,669	Microsoft Corp.	$ 8,838,939
2,772(a)	Salesforce, Inc.	588,551
	Total Software	$11,285,964
	Specialty Retail — 1.0%
5,091	Home Depot, Inc.	$ 1,523,889
	Total Specialty Retail	$1,523,889
	Technology Hardware, Storage & Peripherals — 5.6%
48,173	Apple, Inc.	$ 8,411,488
	Total Technology Hardware, Storage & Peripherals	$8,411,488
	Textiles, Apparel & Luxury Goods — 1.1%
12,211	NIKE, Inc., Class B	$ 1,643,112
	Total Textiles, Apparel & Luxury Goods	$1,643,112
	Total Common Stocks (Cost $97,687,771)	$148,439,547

	SHORT TERM INVESTMENTS — 2.0% of Net Assets
	Open-End Fund — 2.0%
3,018,237(b)	Dreyfus Government Cash Management, Institutional Shares, 0.19%	$ 3,018,237
		$3,018,237
	TOTAL SHORT TERM INVESTMENTS (Cost $3,018,237)	$3,018,237
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $100,706,008)	$151,457,784
	OTHER ASSETS AND LIABILITIES — 0.1%	$112,987
	net assets — 100.0%	$151,570,771

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2022.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2022, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$148,439,547	$—	$—	$148,439,547
Open-End Fund	3,018,237	—	—	3,018,237
Total Investments in Securities	$151,457,784	$—	$—	$151,457,784
During the period ended March 31, 2022, there were no transfers in or out of Level 3.
3